Leases Leases	12 Months Ended
Jun. 30, 2020
Leases [Abstract]
Leases
11. Leases

Accounting policies

Where the group is the lessee, all leases are recognised on the balance sheet as right-of-use assets and depreciated on a straight-line basis with the charge recognised in cost of sales. The liability, recognised as part of net borrowings, is measured at a discounted value and any interest is charged to finance charges.

The group recognises services associated with a lease as other operating expenses. Payments associated with leases where the value of the asset when it is new is lower than $5,000 (leases of low value assets) and leases with a lease term of twelve months or less (short term leases) are recognised as other operating expenses. A judgement in calculating the lease liability at initial recognition includes determining the lease term where extension or termination options exist. In such instances any economic incentive to retain or end a lease are considered and extension periods are only included when it is considered reasonably certain that an option to extend a lease will be exercised.

For the years ended 30 June 2019 and 2018, where the group had substantially all the risks and rewards of ownership of an asset subject to a lease, the lease was treated as a finance lease. Assets held under finance leases were recognised as assets of the group at their fair value at the inception of the lease. The corresponding liability to the lessor was included in other financial liabilities on the consolidated balance sheet. Lease payments were apportioned between interest expense and a reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Other leases were treated as operating leases, with payments and receipts taken to the income statement on a straight-line basis over the life of the lease.

(a) Adoption of IFRS 16

Under the new standard, outstanding lease liabilities have been recognised at 1 July 2019, for leases previously classified as operating leases, at the present value of the future lease payments over their reasonably certain lease term. Right-of-use assets have been recognised equal to the net present value of the lease liabilities, adjusted for the amount of any prepaid or accrued lease payment, lease incentives and provisions for onerous leases. There was no impact on retained earnings as at 1 July 2019. The interest rate used to discount the future payments in the calculation of the lease liability is the incremental borrowing rate at 1 July 2019 taking into account the currency and duration of the lease. The weighted average incremental borrowing rate applied across all operating leases capitalised on 1 July 2019 was 3.2%.

For leases previously classified as finance leases the group recognised the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right-of-use asset and the lease liability at the date of adoption of IFRS 16, 1 July 2019. The re-measurement principles of IFRS 16 are only applied after that date.

The group has decided to reduce the complexity of implementation by taking advantage of a number of practical expedients on transition on 1 July 2019 namely:

(i)	to not capitalise leases which expire within a year of 1 July 2019;

(ii)	to apply a single discount rate to portfolios of leases with similar characteristics; and

(iii)	to adjust the right-of-use asset by the amount of any provision for onerous leases recognised immediately before the date of initial application.

The group has not capitalised leases where the value of the asset when it is new is lower than $5,000 (low value assets).

The impact of the adoption of IFRS 16 on affected lines of the consolidated balance sheet at 1 July 2019 is as follows:

	30 June 2019 £ million	IFRS 16 impact £ million	1 July 2019 £ million
Non-current assets
Property, plant and equipment	4,455	236	4,691
Other financial assets	404	1	405
Current assets
Trade and other receivables	2,694	(2)	2,692

Current liabilities
Other financial liabilities	(307)	(64)	(371)
Trade and other payables	(4,202)	13	(4,189)
Non-current liabilities
Other financial liabilities	(124)	(187)	(311)
Provisions	(317)	3	(314)

As a result of the adoption of IFRS 16, on 1 July 2019 the total assets increased by £235 million from £31,296 million to £31,531 million and total liabilities increased by £235 million from £21,140 million to £21,375 million. The leases (previously classified as operating leases) which have been recognised at adoption are principally in respect of warehouses, office buildings, plant and machinery, cars and distribution vehicles. There is no impact on deferred tax balances.

The adoption of IFRS 16 resulted in an immaterial benefit to operating profit and an immaterial increase in finance charges. Profit before tax, taxation and earnings per share have not been significantly impacted. The adoption of IFRS 16 has had no impact on the group’s net cash flows although a presentation change has been reflected whereby the principal element of the lease payments (for leases formerly classified as operating leases under IAS 17) of £74 million for the year ended 30 June 2020, are disclosed as part of cash flow from financing activities and the interest element is included in cash flow from operating activities. Under IAS 17 both the principal and interest cash flows from operating leases would have been disclosed as part of cash flows from operating activities.

A reconciliation of differences between the operating lease commitments disclosed under IAS 17 and disclosed in note 19(b) of Diageo’s 2019 Annual Report and the lease liabilities under IFRS 16, at 1 July 2019, is as follows:

£ million
Operating lease commitments at 30 June 2019	(321)
Leases expiring within a year of 1 July 2019	19
Low value assets	11
Impact of discounting	40
Total additional lease liabilities recognised on adoption of IFRS 16	(251)
Finance lease liabilities at 30 June 2019	(128)
Total lease liabilities at 1 July 2019	(379)
Total lease liabilities at 1 July 2019 - current	(107)
Total lease liabilities at 1 July 2019 - non-current	(272)

b) Movement in right-of-use assets

	Land and buildings £ million	Plant and equipment £ million	Under construction £ million	Total £ million
At 30 June 2019(i)	2	228	—	230
Adoption of IFRS16	173	63	—	236
Adjusted balance at 1 July 2019	175	291	—	466
Exchange differences	(3)	2	—	(1)
Additions	150	24	32	206
Disposals	(2)	—	—	(2)
Depreciation(ii)	(51)	(41)	—	(92)
At 30 June 2020	269	276	32	577
(i) In the year ended 30 June 2019 and 30 June 2018, only leases that met the criteria of finance leases under IAS 17 - Leases were capitalised and included in property, plant and equipment.
(ii) In the year ended 30 June 2019 depreciation on assets held under finance leases was £12 million.

c) Lease liabilities

	2020 £ million	2019 £ million
Current lease liabilities	(106)	(43)
Non-current lease liabilities	(364)	(85)
	(470)	(128)

(i)
In the year ended 30 June 2019, the group only recognised lease liabilities in relation to leases that were classified as finance leases under IAS 17 - Leases. The lease liabilities were presented as part of the group’s net borrowings in the year ended 30 June 2019.

The future cash outflows, which are not included in lease liabilities on the balance sheet, in respect of extension and termination options which are not reasonably expected to be exercised are estimated at £284 million.

d) Amounts recognised in the consolidated income statement

In the year ended 30 June 2020 other operating expenses (within other external charges) included £39 million in respect of leases of low value assets and short term leases and £11 million in respect of variable lease payments. In the year ended 30 June 2019 other external charges included operating lease expenses in respect of plant and machinery of £19 million (2018 - £21 million) and other assets (mainly properties) of £101 million (2018 - £87 million). Refer to note 5 for further information relating to the interest expenses on lease liabilities.

The total cash outflow for leases in the year ended 30 June 2020 was £180 million.